Restatement of Previously Issued Financial Statements (Details) - USD ($)	5 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Restatement of Previously Issued Financial Statements (Details) [Line Items]
Net tangible assets		$ 5,000,001
Net tangible assets	$ 5,000,001
Additional paid in capital	5,100,000
Accumulated deficit	$ 2,400,000
Reclassification shares (in Shares)	751,629
Class A Ordinary Shares [Member]
Restatement of Previously Issued Financial Statements (Details) [Line Items]
Redemption value per share (in Dollars per share)		$ 10